Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Provision for Income Taxes	The provision for income taxes is as follows:

	Year ended December 31
	2019	2018
Deferred tax recovery	$—	$—

Summary of Provision for Income Taxes Reflects Effective Tax Rate
The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2019	2018
Loss before taxes	$(788)	$(305)
Combined statutory tax rate (1)	26.5%	27.0%
Computed income tax recovery	$(209)	$(82)
Increase (decrease) resulting from:
Share-based compensation	1	2
Non-taxable foreign exchange (gain) loss	(1)	2
Unrecognized deferred tax asset	177	89
Adjustments related to prior years	(5)	(11)
Tax rate reductions	34	—
Other	3	—

Deferred tax recovery	$—	$—

(1)
The tax rate represents the combined federal and provincial statutory tax rates for the Company and its subsidiaries for the years ended December 31, 2019 and December 31, 2018.

Effective July 1, 2019, the Alberta corporate income tax rate was reduced from 12% to 11%
.
This resulted in a combined statutory tax rate of 26.5% for the year. The
Alberta corporate income tax rate is scheduled to be reduced by an additional
1% each subsequent year until it reaches 8% in 202
2
.

Summary of Net Deferred Income Tax Liability
The net deferred income tax liability is comprised of the following:

	Balance January 1, 2019	Provision (Recovery) in Income	Balance December 31, 2019
Deferred tax liabilities (assets)
PP&E	$525	$(242)	$283
Risk management	2	(2)	—
Leases	(22)	2	(20)
Decommissioning liability	(35)	10	(25)
Share-based compensation	1	(1)	—
Non-capital losses	(471)	233	(238)

Net deferred tax liability	$—	$—	$—

	Balance January 1, 2018	Provision (Recovery) in Income	Balance December 31, 2018
Deferred tax liabilities (assets)
PP&E	$614	$(89)	$525
Risk management	(8)	10	2
Leases	(27)	5	(22)
Decommissioning liability	(46)	11	(35)
Share-based compensation	(1)	2	1
Non-capital losses	(532)	61	(471)

Net deferred tax liability	$—	$—	$—